Share-Based Compensation - Schedule of Incentive Shares and Stock Option Shares Activities (Details) - Share-based Plans - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant-date fair value, Beginning balance	$ 3.0279	$ 2.8575
Weighted average grant-date fair value, Granted	3.0401
Weighted average grant-date fair value, Vested	2.7252	2.2052
Weighted average grant-date fair value, Forfeited	3.9901	3.4318
Weighted average grant-date fair value, Ending balance	$ 3.0453	$ 3.0279
Incentive Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of non-vested incentive shares and stock options, Beginning balance	1,468,134	1,976,300
Number of non-vested incentive shares and stock options, Vested	(619,234)	(455,166)
Number of non-vested incentive shares and stock options, Forfeited	(167,650)	(53,000)
Number of non-vested incentive shares and stock options, Ending balance	681,250	1,468,134
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of non-vested incentive shares and stock options, Beginning balance	1,431,620	1,860,437
Number of non-vested incentive shares and stock options, Granted	210,000
Number of non-vested incentive shares and stock options, Vested	(463,942)	(386,317)
Number of non-vested incentive shares and stock options, Forfeited	(411,875)	(42,500)
Number of non-vested incentive shares and stock options, Ending balance	765,803	1,431,620